SHARE-BASED COMPENSATION (Details) - Employee Share Purchase Plan	9 Months Ended
Sep. 30, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee subscription rate (as a percent)	10.00%
Maximum subscription (in shares)	2,500
Employer match (as a percent)	20.00%